Guarantees, commitments and forward starting transactions (Detail) - USD ($) $ in Millions		Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Guarantees
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount		$ 17,275	$ 18,800	$ 19,128
Sub-participations		(2,627)	(2,634)	(2,646)
Net irrevocable amount		14,648	16,166	16,482
Guarantees | Measured at fair value
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount		963	969	986
Guarantees | Not measured at fair value
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount		16,313	17,830	18,142
Loan commitments
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount		47,042	41,848	33,856
Sub-participations		(782)	(817)	(787)
Net irrevocable amount		46,259	41,031	33,069
Loan commitments | Measured at fair value
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount		7,390	13,514	6,308
Loan commitments | Not measured at fair value
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount		39,651	28,334	27,547
Forward starting transactions - reverse repurchase agreements
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	[1]	39,533	46,275	21,941
Forward starting transactions - reverse repurchase agreements | Measured at fair value
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	[1]	37,327	41,161	20,284
Forward starting transactions - reverse repurchase agreements | Not measured at fair value
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	[1]	2,206	5,113	1,657
Forward starting transactions - securities borrowing agreements
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	[1]	4	9	0
Forward starting transactions - securities borrowing agreements | Not measured at fair value
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	[1]	4	9	0
Forward starting transactions - repurchase agreements
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	[1]	45,539	32,515	8,148
Forward starting transactions - repurchase agreements | Measured at fair value
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	[1]	43,367	31,293	7,740
Forward starting transactions - repurchase agreements | Not measured at fair value
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	[1]	$ 2,172	$ 1,221	$ 408

[1]	Cash to be paid in the future by either UBS or the counterparty.